INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Cost	$3,677	$3,527
Accumulated amortization	(680)	(579)
Total	$2,997	$2,948
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Cost at beginning of the period	$3,527	$4,479
Additions, net of disposals	14	35
Foreign currency translation	136	(987)
Ending Balance	$3,677	$3,527
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Accumulated amortization at beginning of the period	$(579)	$(543)
Amortization	(74)	(152)
Foreign currency translation	(27)	116
Ending Balance	$(680)	$(579)

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Brazilian regulated gas transmission operation	$2,949	$2,903
U.K. regulated distribution operation	48	45
Total	$2,997	$2,948